Offerings - Offering: 1	Jun. 26, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Unit
Amount Registered | shares	11,000,000
Proposed Maximum Offering Price per Unit	12.85
Maximum Aggregate Offering Price	$ 141,350,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 21,640.69
Offering Note
(1)
The Form
S-8
registration statement to which this Exhibit 107.1 is attached (the “Registration Statement”) registers 11,000,000 common units representing limited partner interests (the “Units”), of Black Stone Minerals, L.P., a Delaware limited partnership, that may be delivered with respect to awards under the Black Stone Minerals, L.P. 2025 Long-Term Incentive Plan (as amended from time to time, the “Plan”) effective as of June 25, 2025, which Units consists of units reserved and available for delivery with respect to awards under the Plan and additional units that may again become available for delivery with respect to awards under the Plan pursuant to the unit counting, unit recycling and other terms and conditions of the Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement shall be deemed to cover an indeterminate number of additional Units that may become issuable as a result of unit splits, unit dividends or similar transactions pursuant to the adjustment or anti-dilution provisions of the Plan. The proposed maximum offering price per unit and proposed maximum aggregate offering price for the Units covered by this Registration Statement have been estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act based upon the average of the high and low prices of a Unit as reported on the New York Stock Exchange on June 26, 2025 (a date within five business days prior to the date of filing the Registration Statement), which was equal to $12.85.